LEASE (Other operating leases) (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
Operating lease cost	$ 4,597	¥ 32,002
Short term lease cost	90	625
Total	$ 4,687	¥ 32,627